[Logo Graphic Omitted]
                               CASH PRESERVATION
                                     PORTFOLIOS



                             MONEY MARKET PORTFOLIO
                                       AND
                             MUNICIPAL MONEY MARKET
                                    PORTFOLIO





                                  Annual Report
                                 August 31, 1997

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT


     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

     Early in the year, a lack of supply and a renewed belief in a Federal Reserve tightening kept municipal yields at historically expensive levels. Variable rate demand securities maintained strong interest from investors in anticipation of higher short-term interest rates and in preparation for April's income tax payments. Total tax-exempt money fund assets reached new all-time highs in each of the first four months of the year. Tax-free variable rate yields rose in volatile trading during the second quarter and returns offered taxable equivalent yields that were 50 basis points above taxable securities. Substantial cash inflows in mid-summer from coupon payments and crossover buyers caused daily reset demand notes to drop approximately 170 basis points, while weekly reset demand notes fell 70 basis points. By the end of August, total tax-free money market fund assets, as measured by "IBC's MONEY FUND REPORT," climbed to an all-time high of over $154 billion. Interest rate volatility and a flat yield curve allowed RBB Municipal and RBB New York Municipal Money Funds to maintain shorter average weighted maturities than their "IBC MONEY FUND REPORT" peer groups. For the year ended August, assets in RBB Municipal rose from $421 million to $488 million, while RBB New York increased from $88 million to $110 million.

                 PNC Institutional Management Corporation
                 (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market and Municipal Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market and Municipal Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997


                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
AGENCY OBLIGATIONS--10.0%
Student Loan Marketing
   Association(DAGGER)
   5.450% 09/02/97 .........................          $ 10,000      $ 10,000,000
   5.460% 09/02/97 .........................            10,000        10,000,000
Student Loan Marketing Assocation
   Discount Notes
   5.500% 09/02/97 .........................           250,000       249,961,806
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $269,961,806) .................                         269,961,806
                                                                    ------------
CERTIFICATES OF DEPOSIT--32.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.625% 10/08/97 .........................            50,000        50,000,000
   5.600% 11/19/97 .........................            75,000        75,000,000
                                                                    ------------
                                                                     125,000,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.6%
Bankers Trust Co.
   5.980% 06/19/98 .........................            50,000        49,992,390
   5.820% 07/31/98 .........................            25,000        24,993,453
   5.880% 08/11/98 .........................            25,000        24,993,238
Mellon Bank N.A.
   6.030% 09/23/97 .........................            25,000        25,001,846
Wilmington Trust Co.
   5.920% 11/06/97 .........................            25,000        25,000,000
                                                                    ------------
                                                                     149,980,927
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.6%
Banque Nationale de Paris
   5.860% 08/10/98 .........................            25,000        24,986,523
Caisse Nationale de Credit Agricole
   5.640% 10/07/97 .........................            50,000        50,001,479
Credit Suisse
   6.240% 04/08/98 .........................            40,000        40,040,657
Deutsche Bank
   6.000% 03/25/98 .........................            50,000        50,050,753
   6.200% 04/08/98 .........................            25,000        25,015,286
Industrial Bank of Japan
   5.730% 10/10/97 .........................            50,000        50,000,000
   5.680% 10/24/97 .........................            25,000        25,000,637
Rabobank Nederland
   5.710% 02/17/98 .........................            50,000        50,002,280

                                                       PAR
                                                      (000)            VALUE
                                                    --------        ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Royal Bank of Canada
   5.670% 09/02/97(DAGGER) .............            $ 25,000        $ 24,994,403
   6.200% 04/06/98 .....................              19,000          19,014,263
   5.940% 06/25/98 .....................              25,000          24,988,323
Sanwa Bank
   5.780% 09/17/97 .....................              50,000          50,000,637
Societe Generale
   5.600% 09/19/97 .....................              50,000          50,000,000
   5.630% 12/31/97 .....................              25,000          24,999,544
   5.770% 01/09/98 .....................              25,000          24,996,590
Sumitomo Bank
   5.640% 10/20/97 .....................              50,000          50,000,000
Swedbank
   5.630% 11/20/97 .....................              25,000          25,000,548
                                                                    ------------
                                                                     609,091,923
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $884,072,850) .............                             884,072,850
                                                                    ------------
COMMERCIAL PAPER--40.5%
ASSET BACKED SECURITIES--4.1%
Beta Finance Inc.
   5.620% 09/26/97 .....................              15,000          14,941,458
Countrywide Funding Corp.
   5.590% 09/15/97 .....................              60,000          59,869,567
   5.570% 09/30/97 .....................              35,000          34,842,957
                                                                    ------------
                                                                     109,653,982
                                                                    ------------
BANKS--7.3%
AB Spintab Swedmortgage
   5.520% 11/06/97 .....................              50,000          49,494,000
AMRO N.A. Finance Inc.
   5.560% 05/01/98 .....................              50,000          48,131,222
Unifunding Inc.
   5.540% 10/07/97 .....................              50,000          49,723,000
   5.520% 10/30/97 .....................              50,000          49,547,667
                                                                    ------------
                                                                     196,895,889
                                                                    ------------
FINANCE SERVICES--4.2%
SMM Trust 1997-L(DAGGER)
   5.633% 09/29/97 .....................              13,200          13,200,000
SMM Trust 1997-W(DAGGER)
   5.645% 09/16/97 .....................             100,000         100,000,000
                                                                    ------------
                                                                     113,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
MOTOR VEHICLES & CAR BODIES--3.7%
BMW US Capital Corp.
   5.550% 10/08/97 ...........................         $ 50,000   $   49,714,792
Daimler-Benz North America Corp.
   5.600% 09/25/97 ...........................           50,000       49,813,333
                                                                  --------------
                                                                      99,528,125
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
General Motors Acceptance Corp.
   5.750% 11/17/97 ...........................           50,000       49,385,069
                                                                  --------------
PETROLEUM REFINING--0.9%
Repsol International Finance B.V.
   5.510% 01/26/98 ...........................           25,000       24,437,521
                                                                  --------------
SECURITY BROKERS & DEALERS--11.2%
Bear Stearns Companies, Inc.(DAGGER)
   5.609% 09/08/97 ...........................           25,000       25,000,000
   5.659% 09/22/97 ...........................           50,000       50,000,000
   5.605% 09/26/97 ...........................           30,000       30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.913% 09/06/97 ...........................           50,000       50,000,000
Merrill Lynch & Co.
   5.570% 12/12/97 ...........................           40,000       39,368,733
   5.530% 02/24/98 ...........................           40,000       38,918,578
Nomura Holding America Inc.
   5.740% 09/08/97 ...........................           25,000       24,972,097
   5.640% 11/12/97 ...........................           20,000       19,774,400
   5.630% 11/26/97 ...........................           25,000       24,663,764
                                                                  --------------
                                                                     302,697,572
                                                                  --------------
SERVICES - AUTO RENT & LEASE--3.6% PHH Corp.
   5.640% 09/02/97 ...........................           73,000       72,988,563
   5.540% 10/09/97 ...........................           25,000       24,853,806
                                                                  --------------
                                                                      97,842,369
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
Heller Financial Inc.
   5.625% 09/05/97 ...........................          100,000       99,937,500
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,093,578,027) .................                     1,093,578,027
                                                                  --------------

                                                        PAR
                                                       (000)           VALUE
                                                     --------       ------------
CORPORATE OBLIGATIONS--2.0%
FINANCE LESSORS--0.7%
IBM Credit Corp.
   5.700% 10/27/97 .......................           $ 20,000        $19,999,145
                                                                     -----------
PERSONAL CREDIT INSTITUTIONS--0.6%
General Motors Acceptance Corp.
   5.625% 10/30/97 .......................             15,000         14,998,566
                                                                     -----------
SECURITY BROKERS & DEALERS--0.7%
Bear Stearns Companies, Inc.
   5.860% 01/20/98 .......................             20,000         20,000,000
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $54,997,711) ................                            54,997,711
                                                                     -----------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs, IDR(DOUBLE DAGGER)
   5.600% 09/03/97 .......................              2,700          2,700,000
                                                                     -----------
GEORGIA--0.4%
De Kalb County Development Authority
   Series 1995 B (Emory University
   Project)(DOUBLE DAGGER)
   5.600% 08/31/97 .......................              9,840          9,840,000
                                                                     -----------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.700% 09/03/97 .......................              4,400          4,400,000
                                                                     -----------
INDIANA--0.2%
Bremen, Inc. TARN Series 1996-B
   5.610% 09/04/97 .......................              5,200          5,200,000
                                                                     -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.700% 09/03/97 .......................              4,200          4,200,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997


                                                        PAR
                                                       (000)            VALUE
                                                      --------       -----------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1987(DAGGER)
   5.600% 09/03/97 .......................            $ 1,200        $ 1,200,000
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 09/03/97 .......................              1,860          1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond (Dana Lighting
   Project) Series 1995(DAGGER)
   5.600% 09/07/97 .......................              6,400          6,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 09/03/97 .......................             14,000         14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   Series 1995(DAGGER)
   5.600% 09/07/97 .......................              7,000          7,000,000
                                                                     -----------
                                                                      30,460,000
                                                                     -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp.(DAGGER)
   5.650% 09/03/97 .......................             11,700         11,700,000
                                                                     -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project Series 1990 VRDN(DAGGER)
   5.700% 09/03/97 .......................             14,800         14,800,000
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $83,300,000) ................                            83,300,000
                                                                     -----------

                                                      PAR
                                                     (000)            VALUE
                                                   --------       --------------
TIME DEPOSITS--11.3%
First Union National Bank of North
   Carolina
   5.438% 09/02/97 ...................             $ 45,100       $   45,100,000
   5.500% 09/02/97 ...................               50,000           50,000,000
General American Life
   5.870% 09/30/97 ...................               50,000           50,000,000
Union Bank of Switzerland
   5.625% 09/04/97 ...................              100,000          100,000,000
Wells Fargo Bank, N.A.
   5.500% 09/02/97 ...................               60,000           60,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $305,100,000) ...........                               305,100,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,691,010,394*) ............                             2,691,010,394
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.3% .................                                 9,015,235
                                                                  --------------

NET ASSETS (Applicable to
   1,392,910,207 Bedford shares,
   242,215 Cash Preservation shares,
   736,852,298 Janney Montgomery
   Scott shares, 570,031,293
   Sansom Street shares
   and 800 other shares)--100.0% .....                            $2,700,025,629
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,700,025,629 (DIVIDE)
   2,700,036,813) ....................                                     $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date is put  date.

INVESTMENT ABBREVIATIONS
VRDN ............................................... Variable Rate Demand Note
LOC ......................................................... Letter of Credit
IDR ........................................... Industrial Development Revenue
TARN ......................................... Taxable Adjustable Revenue Note


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997


                                                         PAR
                                                        (000)           VALUE
                                                      --------      ------------
MUNICIPAL BONDS--99.5%
ALABAMA--1.0%
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series A(DAGGER)
   3.350% 09/07/97 .........................           $ 2,570       $ 2,570,000
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series G(DAGGER)
   3.350% 09/07/97 .........................             1,075         1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB DN 1985
   Series D(DAGGER)
   3.350% 09/07/97 .........................             1,000         1,000,000
                                                                     -----------
                                                                       4,645,000
                                                                     -----------
ALASKA--1.3%
Alaska Export and IDA RB
   Series 1984-5 DN(DAGGER)
   3.350% 09/07/97 .........................             1,990         1,990,000
Valdez Marine Terminal TECP (ARCO
   Transportation Alaska, Inc. Project)
   3.750% 09/08/97 .........................             4,300         4,300,000
                                                                     -----------
                                                                       6,290,000
                                                                     -----------
ARIZONA--1.1%
Maricopa County PCR RB Arizona
   Public Service Co. DN(DAGGER)
   3.700% 09/01/97 .........................             2,000         2,000,000
Pima County IDA (Tuscon Electric
   Power Co. Project) Series 1983A
   DN(DAGGER)
   3.350% 09/07/97 .........................             3,500         3,500,000
                                                                     -----------
                                                                       5,500,000
                                                                     -----------
CALIFORNIA--8.6%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .........................             4,000         4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .........................            28,000        28,144,960

                                                        PAR
                                                       (000)            VALUE
                                                     --------       ------------
CALIFORNIA--(CONTINUED)
Oakland CTFS Partnership Capital
   Equipment Project DN(DAGGER)
   3.300% 09/07/97 .......................            $ 9,800        $ 9,800,000
                                                                     -----------
                                                                      41,944,960
                                                                     -----------
COLORADO--1.5%
Moffat County PCR RB DN(DAGGER)
   3.300% 09/07/97 .......................              2,400          2,400,000
Colorado State General Fund TRAN
   Series A
   4.500% 06/26/98 .......................              5,000          5,025,537
                                                                     -----------
                                                                       7,425,537
                                                                     -----------
CONNECTICUT--0.6%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB
   3.900% 07/01/98(DOUBLE DAGGER) ........              3,000          3,000,000
                                                                     -----------
DELAWARE--0.6%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.350% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
FLORIDA--1.5%
Florida State Housing Finance Agency
   RB for Carlton Project DN,
   Series E(DAGGER)
   3.300% 09/07/97 .......................              1,500          1,500,000
Miami Health Facilities Authority DN
   (Jewish Home For The Aged
   Project)(DAGGER)
   3.400% 09/07/97 .......................              6,000          6,000,000
                                                                     -----------
                                                                       7,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
GEORGIA--4.4%
Brunswick and Glynn IDA Sewage
   Facility RB DN (Georgia-Pacific
   Corp. Project) Series 1996(DAGGER)
   3.500% 09/07/97 ...........................          $ 5,000      $ 5,000,000
Burke County PCR RB MB
   (Oglethorpe Power Company)(DOUBLE DAGGER)
   3.600% 12/01/97 ...........................            2,000        2,000,000
Carrollton Payroll Development
   Authority Certificates RAN(DAGGER)
   3.500% 09/07/97 ...........................            6,125        6,125,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.400% 09/07/97 ...........................            3,000        3,000,000
Fulton County IDA RB DN
   (Charles J. Mackarich Project)(DAGGER)
   3.500% 09/07/97 ...........................            3,500        3,500,000
Winder-Barrow Industrial Building
   Authority DN (Georgia Barrow
   Property Project)(DAGGER)
   3.500% 09/07/97 ...........................            1,650        1,650,000
                                                                     -----------
                                                                      21,275,000
                                                                     -----------
HAWAII--0.7%
Hawaii Department of Budget and
   Finance MB(DOUBLE DAGGER)
   3.800% 09/09/97 ...........................            2,210        2,210,000
Hawaii Department of Budget and
   Finance TECP(DOUBLE DAGGER)
   3.750% 10/09/97 ...........................            1,000        1,000,000
                                                                     -----------
                                                                       3,210,000
                                                                     -----------
ILLINOIS--11.7%
Chicago O'Hare International Airport
   Special Facility RB DN(DAGGER)
   3.400% 09/07/97 ...........................            5,700        5,700,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN(DAGGER)
   3.650% 09/07/97 ...........................            5,035        5,035,000
Illinois Development Finance Authority
   Environmental Facilities RB DN
   (Citizens Utility Company, Project)(DAGGER)
   3.400% 09/07/97 ...........................            6,000        6,000,000

                                                          PAR
                                                         (000)          VALUE
                                                       --------      -----------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   PCR RB DN (Commonwealth
   Edison Co. Project)(DAGGER)
   3.350% 09/07/97 ...........................          $12,200      $12,200,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.500% 09/07/97 ...........................              900          900,000
Illinois Educational Facilities Authority
   RB (Field Museum of Natural
   History Project) Series 1985 DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Educational Facilities Authority
   University Polled Financing DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Health Facility Authority RB DN
   (Evanston Hospital Corp.)
   Series A(DOUBLE DAGGER)
   3.850% 10/15/97 ...........................            3,000        3,000,000
Illinois Housing Development Finance
   Authority RB DN (Homeownership
   Mortgage Bonds)(DOUBLE DAGGER)
   3.700% 12/18/97 ...........................            4,000        4,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...........................            5,000        5,000,000
Illinois, University Of, The Board of
   Trustees Health Services Facilities
   System RB DN
   (A-1+, VMIG-1)(DAGGER)
   3.300% 09/07/97 ...........................            7,600        7,600,000
Mundelein Industrial RB 1200 Town
   Line Road DN(DAGGER)
   3.350% 09/07/97 ...........................            1,000        1,000,000
Village of Oak Forest DN (Homewood
   Pool)
   3.350% 09/07/97 ...........................            2,600        2,600,000
                                                                     -----------
                                                                      57,035,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
INDIANA--8.2%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.750% 09/07/97 .......................            $ 5,000        $ 5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project)(DAGGER)
   3.650% 09/07/97 .......................              2,900          2,900,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center II Project)(DAGGER)
   3.650% 09/07/97 .......................              5,000          5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center III Project)(DAGGER)
   3.650% 09/07/97 .......................              4,500          4,500,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center IV Project)(DAGGER)
   3.650% 09/07/97 .......................              2,600          2,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center VI Project)(DAGGER)
   3.650% 09/07/97 .......................              4,900          4,900,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing)(DAGGER)
   3.450% 09/07/97 .......................              2,000          2,000,000
Orleans Economic Development
   (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 09/07/97 .......................              5,200          5,200,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project)(DAGGER)
   3.550% 09/07/97 .......................              4,650          4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
                                                                      39,750,000
                                                                     -----------
                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
IOWA--1.4%
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995(DAGGER)
   3.500% 09/07/97 ...........................         $  3,000      $ 3,000,000
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)(DAGGER)
   3.450% 09/07/97 ...........................            4,000        4,000,000
                                                                     -----------
                                                                       7,000,000
                                                                     -----------
KANSAS--2.8%
Burlington PCR RB DN (Kansas City
   Power & Light) Series 1985B(DAGGER)
   3.900% 10/10/97 ...........................            5,900        5,900,000
Lawrence County Project IDA RB DN
   Series A(DOUBLE DAGGER)
   3.500% 09/04/97 ...........................            2,125        2,125,000
Shawnee IDA RB DN (Thrall
   Enterprises, Inc. Project)(DAGGER)
   3.650% 09/07/97 ...........................            5,400        5,400,000
                                                                     -----------
                                                                      13,425,000
                                                                     -----------
KENTUCKY--3.2%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   3.650% 09/07/97 ...........................            7,700        7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 MB(DOUBLE DAGGER)
   3.900% 09/12/97 ...........................            2,800        2,800,000
   4.000% 01/23/98 ...........................            5,000        5,000,000
                                                                     -----------
                                                                      15,500,000
                                                                     -----------
LOUISIANA--1.3%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   3.700% 09/07/97 ...........................            6,500        6,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
MARYLAND--3.6%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN(DAGGER)
   3.550% 09/07/97 ...........................          $ 5,735      $ 5,735,000
Maryland State Health & Higher
   Education Authority Doctors
   Community Hospital Issue DN(DAGGER)
   3.490% 09/07/97 ...........................            7,800        7,800,000
University of Maryland RB Equipment
   Loan Program Series A DN(DAGGER)
   3.300% 09/07/97 ...........................            3,900        3,900,000
                                                                     -----------
                                                                      17,435,000
                                                                     -----------
MASSACHUSETTS--0.4%
Massachusetts Health and Education
   Facility Authority Capital Asset
   Program DN(DAGGER)
   3.100% 09/07/97 ...........................            2,100        2,100,000
                                                                     -----------
MICHIGAN--0.7%
Michigan Strategic Fund Limited
   Obligation RB DN(DAGGER)
   3.500% 09/07/97 ...........................            1,500        1,500,000
Wayne County Charter Airport RB DN
   Series B
   3.400% 09/07/97 ...........................            2,000        2,000,000
                                                                     -----------
                                                                       3,500,000
                                                                     -----------
MISSOURI--3.6%
Berkeley IDA RB DN (St. Louis Air
   Cargo Services, Inc. Project)(DAGGER)
   3.600% 09/07/97 ...........................            5,225        5,225,000
Health and Education Facility Authority
   DN (Washington University)(DAGGER)
   3.350% 09/07/97 ...........................            4,000        4,000,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   3.600% 09/07/97 ...........................            7,500        7,500,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.500% 09/07/97 ...........................            1,100        1,100,000
                                                                     -----------
                                                                      17,825,000
                                                                     -----------
                                                        PAR
                                                       (000)            VALUE
                                                      -------        -----------
NEBRASKA--0.8%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   3.650% 09/07/97 .......................            $ 3,800        $ 3,800,000
                                                                     -----------
NEVADA--1.1%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-1(DAGGER)
   3.250% 09/07/97 .......................              4,425          4,425,000
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.450% 09/07/97 .......................                880            880,000
                                                                     -----------
                                                                       5,305,000
                                                                     -----------
NEW HAMPSHIRE--2.9%
New Hampshire Housing Finance
   Authority  Multifamily RB
   (Countryside Project) DN(DAGGER)
   3.350% 09/07/97 .......................             14,405         14,405,000
                                                                     -----------
NEW YORK--0.5%
Triborough Bridge and Tunnel
   Authority DN(DAGGER)
   3.150% 09/07/97 .......................              2,300          2,300,000
                                                                     -----------
NORTH CAROLINA--5.9%
Charlotte Airport Refunding RB
   Series 1997A DN(DAGGER)
   3.350% 09/07/97 .......................              4,000          4,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.300% 09/07/97 .......................              6,000          6,000,000
Mecklenburg County IDA and PCR
   (Edgecomb Metals Co. Project)
   Series 1984 DN(DAGGER)
   3.350% 09/07/97 .......................              3,800          3,800,000
North Carolina Health Care DN
   Series 1985(DAGGER)
   3.550% 09/07/97 .......................              1,100          1,100,000
North Carolina Medical Care
   Commission (Moses H. Cone
   Memorial Hospital Project)
   Series 1995 DN(DAGGER)
   3.350% 09/07/97 .......................              4,600          4,600,000


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                        PAR
                                                       (000)           VALUE
                                                      --------       -----------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN(DAGGER)
   3.400% 09/07/97 .........................           $ 4,500       $ 4,500,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series B(DAGGER)
   3.450% 09/07/97 .........................             3,900         3,900,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series C(DAGGER)
   3.450% 09/07/97 .........................               700           700,000
                                                                     -----------
                                                                      28,600,000
                                                                     -----------
OHIO--2.9%
Franklin County Hospital Facilities
   Refunding and Improvement
   RB DN (U.S. Health Corp. of
   Columbus(DAGGER)
   3.350% 09/07/97 .........................             1,900         1,900,000
Green County G.O. BAN
   4.000% 03/26/98 .........................             3,700         3,703,981
   4.500% 05/07/98 .........................             5,000         5,014,676
Mahoning County DN (Youngstown
   Iron & Metal Inc. Project)(DAGGER)
   3.550% 09/07/97 .........................             2,140         2,140,000
Scioto County VHA Central Inc.
   (Hospital Improvements Project)
   Series D DN(DAGGER)
   3.350% 09/07/97 .........................             1,655         1,655,000
                                                                     -----------
                                                                      14,413,657
                                                                     -----------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority (Shawnee Funding Limited)
   DN(DAGGER)
   3.500% 09/07/97 .........................             2,000         2,000,000
                                                                     -----------
PENNSYLVANIA--2.3%
Allegheny County PCR TECP Kansas
   City Power and Light
   3.900% 10/10/97 .........................             2,100         2,100,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
PENNSYLVANIA--(CONTINUED)
Bedford County IDA RB (Sepa, Inc.
   Facility Project) Series 1985 DN(DAGGER)
   3.600% 09/07/97 ...........................         $  2,000      $ 2,000,000
Sayre Health Care Facilities Authority
   RB (VHA Capital Financing Project)
   Series 1985F DN(DAGGER)
   3.300% 09/07/97 ...........................            2,200        2,200,000
Sayre Health Care Facility Authority
   (VHA Capital Financing Project)
   Series 1985 I DN(DAGGER)
   3.300% 09/07/97 ...........................              300          300,000
Washington County Authority
   Lease Series 1985 DN(DAGGER)
   3.300% 09/07/97 ...........................            4,600        4,600,000
                                                                     -----------
                                                                      11,200,000
                                                                     -----------
SOUTH DAKOTA--0.1%
Lawrence County  PCR RB (Homestate
   Mining Company Project)
   Series 1983 DN(DAGGER)
   3.550% 09/07/97 ...........................              600          600,000
                                                                     -----------
TENNESSEE--3.9%
Clarksville Public Building Authority
   of Adjustable Rate Pooled Financing
   RB MB (Tennessee Municipal Bond
   Fund)(DOUBLE DAGGER)
   3.400% 09/07/97 ...........................            4,800        4,800,000
Memphis General Improvement
   Refunding RB DN(DAGGER)
   3.350% 09/07/97 ...........................            1,800        1,800,000
Metropolitan Nashville Airport
   Improvement DN(DAGGER)
   3.350% 09/07/97 ...........................            2,770        2,770,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.400% 09/07/97 ...........................            2,400        2,400,000
Oak Ridge Solid Waste Disposal
   Facility MB Series 1996 M4
   (Environmental Project)(DOUBLE DAGGER)
   3.500% 09/07/97 ...........................            5,100        5,100,000


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997


                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
TENNESSEE--(CONTINUED)
Tennessee Housing Development
   Authority (Single Family Program)
   MB (Escrowed In U.S. Treasuries)(DOUBLE DAGGER)
   3.750% 02/19/98 ...............................        $ 2,000    $ 2,000,000
                                                                     -----------
                                                                      18,870,000
                                                                     -----------
TEXAS--5.2%
Denton IDA DN Hartzell Manufacturing
   Inc Project(DAGGER)
   3.650% 09/07/97 ...............................          1,300      1,300,000
Mckinney City IDA RB DN (Delta
   Dailyfood Texas Inc., Project)(DAGGER)
   3.500% 09/07/97 ...............................          7,500      7,500,000
South Texas Higher Education
   Authority Student Loan RB DN(DAGGER)
   3.350% 09/07/97 ...............................         16,700     16,700,000
                                                                     -----------
                                                                      25,500,000
                                                                     -----------
UTAH--5.8%
Intermountain Power Authority
   Supply Series 1985 F MB(DOUBLE DAGGER)
   3.500% 09/15/97 ...............................          3,500      3,500,000
Salt Lake Airport RB DN(DAGGER)
   3.300% 09/07/97 ...............................            900        900,000
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing Program)(DAGGER)
   3.300% 09/07/97 ...............................            800        800,000
Utah County Environmental
   Improvement RB DN (USX Corp.
   Project)(DAGGER)
   3.750% 01/15/98 ...............................          4,200      4,200,000
Utah State G.O. Highway TECP Notes
   Series 97B
   3.800% 10/07/97 ...............................         11,000     11,000,000
Utah University Auxiliary and Campus
   Facilities Series 97 A RB DN(DAGGER)
   3.450% 09/07/97 ...............................          8,000      8,000,000
                                                                     -----------
                                                                      28,400,000
                                                                     -----------
VIRGINIA--5.4%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 09/07/97 ...............................          4,400      4,400,000

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
VIRGINIA--(CONTINUED)
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.400% 09/07/97 ...............................        $ 1,470    $ 1,470,000
Louisa County IDA Pooled Financing
   Series 1995 DN(DAGGER)
   3.400% 09/07/97 ...............................          1,000      1,000,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   3.350% 09/07/97 ...............................          2,800      2,800,000
Lynchburg IDA Hospital Facilities RB
   (VHA Mid-Atlantic States Capital
   Asset Finance Program)
   Series 1985B DN(DAGGER)
   3.350% 09/07/97 ...............................          1,200      1,200,000
Metropolitan Washington D.C.
   Airports Authority Passenger
   Facility TECP
   3.700% 09/26/97 ...............................          2,000      2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN(DAGGER)
   3.500% 09/07/97 ...............................          1,000      1,000,000
Roanoke City IDA Refunding Bonds
   DN (Cooper Industries, Inc. Project)(DAGGER)
   3.500% 09/07/97 ...............................         10,000     10,000,000
Roanoke IDA Hospital RB (Carillon
   Health System Project)
   Series 1995D DN(DAGGER)
   3.250% 09/07/97 ...............................          2,500      2,500,000
                                                                     -----------
                                                                      26,370,000
                                                                     -----------
WASHINGTON--0.4%
Washington G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 ...............................          2,100      2,100,000
                                                                     -----------
WEST VIRGINIA--0.7%
Marshall County IDA (US/Canada
   Project) DN(DAGGER)
   3.500% 09/07/97 ...............................          3,500      3,500,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
WISCONSIN--2.6%
Wisconsin University Hospitals and
   Clinics Authority RB
   Series 1997 DN(DAGGER)
   3.300% 09/07/97 .......................            $12,500       $ 12,500,000
                                                                    ------------
WYOMING--0.4%
Lincoln County PCR RB DN (Pacificorp
   Project)(DAGGER)
   3.700% 09/07/97 .......................              1,900          1,900,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.5%
   (Cost $485,624,154*) ..................                           485,624,154
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ..................                             2,421,661
                                                                    ------------

NET ASSETS  (Applicable  to
   213,100,752 Bedford shares,
   166,093,827 Bradford shares
   96,943 Cash Preservation shares
   108,825,135 Janney Montgomery Scott
   shares, and 800 other shares)--100.0% .                          $488,045,815
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($488,045,815 (DIVIDE) 488,117,457) ...                                 $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1997 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.




INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997


                                                                               MUNICIPAL
                                                            MONEY MARKET      MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO
                                                            ------------      -----------
Investment Income
   Interest ...........................................     $137,348,046      $16,569,667
                                                            ------------      -----------
Expenses
   Investment advisory fees ...........................        8,969,561        1,470,648
   Administration fees ................................               --          448,548
   Distribution fees ..................................       10,841,715        2,606,546
   Service organization fees ..........................          535,524               --
   Directors' fees ....................................           49,983            9,175
   Custodian fees .....................................          396,951           94,626
   Transfer agent fees ................................        3,318,408          143,001
   Legal fees .........................................          104,755           19,208
   Audit fees .........................................           59,877           10,991
   Registration fees ..................................          532,500          240,000
   Insurance fees .....................................           48,679            8,899
   Printing fees ......................................          489,378           71,800
                                                            ------------      -----------
                                                              25,347,331        5,123,442

   Less fees waived ...................................       (3,616,431)      (1,279,980)
   Less expense reimbursement by advisor ..............         (469,986)         (14,921)
                                                            ------------      -----------
        Total expenses ................................       21,260,914        3,828,541
                                                             ------------      -----------
   Net investment income ..............................      116,087,132       12,741,126
   Realized gain (loss) on investments ................           22,330           (3,917)
                                                            ------------      -----------
   Net increase in net assets resulting from operations     $116,109,462      $12,737,209
                                                            ============      ===========

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                       MUNICIPAL MONEY
                                                         MONEY MARKET PORTFOLIO                        MARKET PORTFOLIO
                                                 -------------------------------------       -------------------------------------
                                                     FOR THE               FOR THE               FOR THE               FOR THE
                                                   YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                 AUGUST 31, 1997       AUGUST 31, 1996       AUGUST 31, 1997       AUGUST 31, 1996
                                                 ---------------       ---------------       ---------------       ---------------

Increase (decrease) in net assets:
Operations:
  Net investment income ......................   $  116,087,132        $  100,027,983         $ 12,741,126          $ 12,196,171
  Net gain (loss) on investments .............           22,330               (12,987)              (3,917)                 (674)
                                                 --------------        --------------         ------------          ------------
  Net increase in net assets resulting
    from operations ..........................      116,109,462           100,014,996           12,737,209            12,195,497
                                                 --------------        --------------         ------------          ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ...........................      (56,929,832)          (49,874,649)          (5,758,068)           (5,960,711)
    Bradford shares ..........................               --                    --           (4,148,194)           (3,611,114)
    Cash Preservation shares .................          (10,852)              (10,092)              (2,492)               (3,746)
    Janney Montgomery Scott shares ...........      (29,943,530)          (24,434,566)          (2,832,323)           (2,620,457)
    RBB shares ...............................           (1,286)               (2,630)                 (49)                 (143)
    Sansom Street shares .....................      (29,201,632)          (25,706,046)                  --                    --
                                                 --------------        --------------         ------------          ------------
      Total dividends to shareholders ........     (116,087,132)         (100,027,983)         (12,741,126)          (12,196,171)
                                                 --------------        --------------         ------------          ------------
Net capital share transactions ...............      504,179,861           374,464,737           67,161,386            (1,864,843)
                                                 --------------        --------------         ------------          ------------
Total increase (decrease) in net assets             504,202,191           374,451,750           67,157,469            (1,865,517)
Net Assets:
  Beginning of year ..........................    2,195,823,438         1,821,371,688          420,888,346           422,753,863
                                                 --------------        --------------         ------------          ------------
  End of year ................................   $2,700,025,629        $2,195,823,438         $488,045,815          $420,888,346
                                                 ==============        ==============         ============          ============


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                           MONEY MARKET PORTFOLIO
                                      ----------------------------------------------------------------
                                        FOR THE     FOR THE       FOR THE      FOR THE       FOR THE
                                       YEAR ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                       AUGUST 31,  AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,
                                          1997        1996          1995         1994          1993
                                        --------     -------      -------      -------       -------

Net asset value, beginning of year ..   $   1.00     $  1.00      $  1.00      $  1.00       $  1.00
                                        --------     -------      -------      -------       -------
Income from investment operations:
  Net investment income .............     0.0464      0.0471       0.0487       0.0278        0.0243
                                        --------     -------      -------      -------       -------
      Total from investment
        operations ..................     0.0464      0.0471       0.0487       0.0278        0.0243
                                        --------     -------      -------      -------       -------
Less distributions
  Dividends (from net
    investment income) ..............    (0.0464)    (0.0471)     (0.0487)     (0.0278)      (0.0243)
                                        --------     -------      -------      -------       -------
      Total distributions ...........    (0.0464)    (0.0471)     (0.0487)     (0.0278)      (0.0243)
                                        --------     -------      -------      -------       -------
Net asset value, end of year ........   $   1.00     $  1.00      $  1.00      $  1.00       $  1.00
                                        ========     =======      =======      =======       =======
Total Return ........................      4.74%       4.81%        4.98%        2.81%         2.46%
Ratios/Supplemental Data
  Net assets, end of year (000) .....   $    242     $   202      $   236      $   231       $ 1,229
  Ratios of expenses to
    average net assets ..............     .95%(a)     .95%(a)      .95%(a)      .95%(a)       .95%(a)
  Ratios of net investment income to
    average net assets ..............      4.64%       4.71%        4.87%        2.78%         2.43%




                                                        MUNICIPAL MONEY MARKET PORTFOLIO
                                        --------------------------------------------------------------
                                         FOR THE     FOR THE      FOR THE      FOR THE       FOR THE
                                        YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                        AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                           1997        1996         1995         1994          1993
                                         -------     -------       -------      -------       -------

Net asset value, beginning of year ..    $  1.00     $  1.00       $  1.00      $  1.00       $  1.00
                                         -------     -------       -------      -------       -------
Income from investment operations:
  Net investment income .............     0.0272      0.0274        0.0281       0.0174        0.0174
                                         -------     -------       -------      -------       -------
      Total from investment
        operations ..................     0.0272      0.0274        0.0281       0.0174        0.0174
                                         -------     -------       -------      -------       -------
Less distributions
  Dividends (from net
    investment income) ..............    (0.0272)    (0.0274)      (0.0281)     (0.0174)      (0.0174)
                                         -------     -------       -------      -------       -------
      Total distributions ...........    (0.0272)    (0.0274)      (0.0281)     (0.0174)      (0.0174)
                                         -------     -------       -------      -------       -------
Net asset value, end of year ........    $  1.00     $  1.00       $  1.00      $  1.00       $  1.00
                                         =======     =======       =======      =======       =======
Total Return ........................      2.76%       2.78%         2.84%        1.75%         1.75%
Ratios/Supplemental Data
  Net assets, end of year (000) .....    $    97     $   116       $   161      $   201       $   157
  Ratios of expenses to
    average net assets ..............     .98%(a)     .98%(a)       .98%(a)      .98%(a)       .98%(a)
  Ratios of net investment income to
    average net assets ..............      2.72%       2.74%         2.81%        1.74%         1.74%


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been been 10.68%, 12.08%, 9.34%, 2.52% and 2.25% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 26.58%, 19.20%, 10.80%, 11.52% and 8.95% for the years ended August
     31, 1997, 1996, 1995, 1994 and 1993, respectively.
(b) Financial Highlights relate solely to the Cash Preservation Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Cash Preservation Family represents interests in two portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the two portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market and Municipal Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the two portfolios' average daily net assets:

           PORTFOLIO                               ANNUAL RATE
 ------------------------------     --------------------------------------------
 Money Market Portfolio            .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

 Municipal Money Market Portfolio  .35% of first $250 million of net assets;
                                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for each of the two investment portfolios were as follows:

                                          GROSS                        NET
                                        ADVISORY                    ADVISORY
                                           FEE         WAIVER          FEE
                                       ----------   -----------    ----------
     Money Market Portfolio            $8,969,561   $(3,603,130)   $5,366,431
     Municipal Money Market Portfolio   1,470,648    (1,269,553)      201,095

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997, the reimbursed expenses were $469,986 and $14,921 for the MoneyMarket and Municipal Money Market, respectively.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1997, transfer agency fees and waivers for each class of shares within the two investment portfolios were as follows:

                                            GROSS                      NET
                                       TRANSFER AGENCY           TRANSFER AGENCY
                                             FEE         WAIVER        FEE
                                       ---------------   ------  ---------------
      Money Market Portfolio
           Bedford Class                  $1,790,000   $     --     $1,790,000
           Cash Preservation Class            10,311     (9,650)           661
           Janney Montgomery Scott Class   1,201,086         --      1,201,086
           RBB Class                           3,750     (3,651)            99
           Sansom Street Class               313,261         --        313,261
                                          ----------   --------     ----------
      Total Money Market Portfolio        $3,318,408   $(13,301)    $3,305,107
                                          ==========   ========     ==========

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

                                           GROSS                       NET
                                      TRANSFER AGENCY            TRANSFER AGENCY
                                            FEE        WAIVER          FEE
                                      --------------  --------   ---------------
 Municipal Money Market Portfolio
      Bedford Class                      $110,433     $     --      $110,433
      Bradford Class                        7,350           --         7,350
      Cash Preservation Class               8,999       (8,682)          317
      Janney Montgomery Scott Class        14,464          --         14,464
      RBB Class                             1,755       (1,745)           10
                                         --------     ---------     --------
 Total Municipal Money Market Portfolio  $143,001     $(10,427)     $132,574
                                         ========     ========      ========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. For the year ended August 31, 1997, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                       ADMINISTRATION
                                                             FEE
                                                       --------------
           Municipal Money Market Portfolio               $448,548

     The Fund, on behalf of each class of shares within the two investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott, and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1997, distribution fees for each class were as follows:

                                                         DISTRIBUTION
                                                              FEE
                                                         ------------
            Money Market Portfolio
                Bedford Class                             $ 6,570,719
                Cash Preservation Class                           934
                Janney Montgomery Class                     3,911,049
                RBB Class                                         114
                Sansom Street Class                           358,899
                                                          -----------
                   Total Money Market Portfolio           $10,841,715
                                                          ===========
            Municipal Money Market Portfolio
                Bedford Class                             $ 1,131,857
                Bradford Class                                876,050
                Cash Preservation Class                           366
                Janney Montgomery Class                       598,266
                RBB Class                                           7
                                                          -----------
                   Total Municipal Money Market Portfolio $ 2,606,546
                                                          ===========

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1997, service organization fees were $535,524 for the Money Market Portfolio.

     Expenses include legal fees paid to counsel to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each period were as follows:


                                                     MONEY MARKET PORTFOLIO                   MUNICIPAL MONEY MARKET PORTFOLIO
                                             --------------------------------------       ---------------------------------------
                                                 FOR THE                FOR THE               FOR THE               FOR THE
                                               YEAR ENDED             YEAR ENDED            YEAR ENDED            YEAR ENDED
                                             AUGUST 31, 1997        AUGUST 31, 1996       AUGUST 31, 1997       AUGUST 31, 1996
                                             ---------------        ---------------       ---------------       ---------------
                                                  VALUE                  VALUE                 VALUE                 VALUE
                                             ---------------        ---------------       ---------------       ---------------

Shares sold:
   Bedford Class                            $ 4,513,203,668        $ 3,797,592,288       $ 1,075,834,153        $ 1,022,457,772
   Bradford Class                                        --                     --           586,482,906            479,401,891
   Cash Preservation Class                          175,000                122,344                82,717                171,907
   Janney Montgomery Scott Class              3,087,651,502          2,359,936,867           406,706,164            408,374,271
   RBB Class                                          4,744                584,206                   200                 69,480
   Sansom Street Class                        1,965,226,666          2,191,596,362                    --                     --
Shares issued in reinvestment of dividends:
   Bedford Class                                 55,886,643             49,290,088             5,696,659              5,847,767
   Bradford Class                                        --                     --             4,016,410              3,506,714
   Cash Preservation Class                           10,748                 10,084                 2,358                  3,515
   Janney Montgomery Scott Class                 29,670,134             24,077,173             2,820,771              2,602,869
   RBB Class                                          1,361                  2,625                    53                    143
   Sansom Street Class                           20,645,930             18,389,361                    --                     --
Shares repurchased:
   Bedford Class                             (4,285,531,838)        (3,673,362,904)       (1,070,439,669)        (1,024,790,222)
   Bradford Class                                        --                     --          (553,804,071)          (464,445,579)
   Cash Preservation Class                         (145,893)              (165,733)             (103,897)              (220,929)
   Janney Montgomery Scott Class             (2,942,342,585)        (2,265,789,890)         (390,127,972)          (434,775,023)
   RBB Class                                        (67,517)              (580,821)               (5,396)               (69,419)
   Sansom Street Class                       (1,940,208,702)        (2,127,237,313)                   --                     --
                                            ---------------        ---------------        --------------       ----------------
Net increase (decrease)                     $   504,179,861        $   374,464,737        $   67,161,386       $     (1,864,843)
                                            ===============        ===============        ==============       ================
Cash Preservation Shares authorized             500,000,000            500,000,000           500,000,000            500,000,000
                                            ===============        ===============        ==============       ================

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 4. NET ASSETS


    At August 31, 1997, net assets consisted of the following:


                                                                                              MUNICIPAL
                                                                       MONEY MARKET         MONEY MARKET
                                                                         PORTFOLIO            PORTFOLIO
                                                                      --------------        ------------

      Capital paid-in
         Bedford Class                                                $1,392,910,207        $213,100,752
         Bradford Class                                                           --         166,093,827
         Cash Preservation Class                                             242,215              96,943
         Janney Montgomery Scott Class                                   736,852,298         108,825,135
         Sansom Street Class                                             570,031,293                  --
         Other Classes                                                           800                 800
      Accumulated net realized gain (loss) on investments
         Bedford Class                                                        (5,881)            (71,513)
         Bradford Class                                                           --                (994)
         Cash Preservation Class                                                  (1)                  4
         Janney Montgomery Scott Class                                        (1,727)                861
         Sansom Street Class                                                  (3,575)                 --
                                                                      --------------        ------------
                                                                      $2,700,025,629        $488,045,815
                                                                      ==============        ============



NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $11,184 in the Money Market Portfolio of which $11,184 expires in 2004; $71,642 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, and $3,917 expires in 2005.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Bedford, Janney Montgomery Scott and Sansom Street. The Fund currently offers three other classes of shares representing interest in the Municipal Money Market Portfolio: Bedford, Bradford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights of the other classes are as follows:

THE BEDFORD FAMILY

                                                                        MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                           FOR THE             FOR THE            FOR THE           FOR THE           FOR THE
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       AUGUST 31, 1997     AUGUST 31, 1996    AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                       ---------------     ---------------    ---------------   ---------------   ---------------
Net asset value,
  beginning of year ..... ..............  $     1.00          $     1.00          $   1.00          $   1.00          $   1.00
                                          ----------          ----------          --------          --------          --------
Income from investment
  operations:
  Net investment income ................      0.0462              0.0469            0.0486            0.0278            0.0243
                                          ----------          ----------          --------          --------          --------
      Total from investment
        operations .....................      0.0462              0.0469            0.0486            0.0278            0.0243
                                          ----------          ----------          --------          --------          --------
Less distributions
  Dividends (from net
    investment income) .................     (0.0462)            (0.0469)          (0.0486)          (0.0278)          (0.0243)
                                          ----------          ----------          --------          --------          --------
      Total distributions ..............     (0.0462)            (0.0469)          (0.0486)          (0.0278)          (0.0243)
                                          ----------          ----------          --------          --------          --------
Net asset value, end of year ...........  $     1.00          $     1.00          $   1.00          $   1.00          $   1.00
                                          ==========          ==========          ========          ========          ========
Total Return ...........................       4.72%               4.79%             4.97%             2.81%             2.46%
Ratios /Supplemental Data
  Net assets, end of
    year (000) ........ ................  $1,392,911          $1,109,334          $935,821          $710,737          $782,153
  Ratios of expenses to
    average net assets .................      .97%(a)             .97%(a)           .96%(a)           .95%(a)           .95%(a)
  Ratios of net investment
    income to average
    net assets ........ ................       4.62%               4.69%             4.86%             2.78%             2.43%


                                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                           FOR THE             FOR THE            FOR THE           FOR THE           FOR THE
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       AUGUST 31, 1997     AUGUST 31, 1996    AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993
                                       ---------------     ---------------    ---------------   ---------------   ---------------
Net asset value,
  beginning of year ..... ..............  $   1.00              $   1.00          $   1.00          $   1.00          $   1.00
                                          --------              --------          --------          --------          --------
Income from investment
  operations:
  Net investment income ................    0.0285                0.0288            0.0297            0.0195            0.0195
                                          --------              --------          --------          --------          --------
      Total from investment
        operations .....................    0.0285                0.0288            0.0297            0.0195            0.0195
                                          --------              --------          --------          --------          --------
Less distributions
  Dividends (from net
    investment income) .................   (0.0285)              (0.0288)          (0.0297)          (0.0195)          (0.0195)
                                          --------              --------          --------          --------          --------
      Total distributions ..............   (0.0285)              (0.0288)          (0.0297)          (0.0195)          (0.0195)
                                          --------              --------          --------          --------          --------
Net asset value, end of year ...........  $   1.00              $   1.00          $   1.00          $   1.00          $   1.00
                                          ========              ========          ========          ========          ========
Total Return ...........................     2.84%                 2.92%             3.01%             1.97%             1.96%
Ratios /Supplemental Data
  Net assets, end of
    year (000) ........ ................  $213,034              $201,940          $198,425          $182,480          $215,577
  Ratios of expenses to
    average net assets .................    .85%(a)               .84%(a)           .82%(a)           .77%(a)           .77%(a)
  Ratios of net investment
    income to average
    net assets .........................     2.85%                 2.88%             2.97%             1.95%             1.95%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16% and 1.19% for the years ended August 31, 1997, 1996,
     1995, 1994 and 1993, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.12% and 1.16% for the years ended August 31, 1997,
     1996, 1995, 1994 and 1993, respectively.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year ........ $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ...................          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total from investment operations ......          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
     Dividends (from net investment income) ..         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total distributions ...................         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............. $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return ..............................           2.88%            2.92%            3.01%            1.97%            1.96%
   Ratios /Supplemental Data
     Net assets, end of year (000) ...........        $166,089         $129,399         $110,936         $100,089          $76,975
     Ratios of expenses to average net assets           .85%(a)          .84%(a)          .82%(a)          .77%(a)          .77%(a)
     Ratios of net investment income to
       average net assets ....................           2.85%            2.88%            2.97%            1.95%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                       MONEY MARKET PORTFOLIO                           MUNICIPAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------   ----------------------------------------------------
                                                              FOR THE PERIOD                                         FOR THE PERIOD
                             FOR THE          FOR THE         JUNE 12, 1995         FOR THE          FOR THE          JUNE 12, 1995
                              YEAR             YEAR           (COMMENCEMENT          YEAR             YEAR           (COMMENCEMENT
                              ENDED            ENDED        OF OPERATIONS) TO        ENDED            ENDED        OF OPERATIONS) TO
                         AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995
                         ---------------  ---------------   -----------------   ---------------  ---------------   -----------------
Net asset value,
  beginning of year ......  $   1.00         $   1.00            $   1.00           $   1.00         $  1.00            $  1.00
                            --------         --------            --------           --------         --------           -------
Income from investment
  operations:
Net investment income ....    0.0459          0.0465              0.0112             0.0285           0.0278             0.0063
                            --------        --------            --------           --------         --------            -------
   Total from investment
     operations ..........    0.0459          0.0465              0.0112             0.0285           0.0278             0.0063
                            --------        --------            --------           --------         --------            -------
Less distributions
  Dividends (from net
    investment
    income) ..............   (0.0459)        (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------        --------            --------           --------         --------            -------
   Total distributions ...   (0.0459)        (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------        --------            --------           --------         --------            -------
Net asset value,
  end of year ............  $   1.00        $   1.00            $   1.00           $   1.00         $   1.00           $   1.00
                            ========        ========            ========           ========         ========           ========
Total Return .............     4.69%           4.76%             5.30%(b)             2.89%            2.81%            2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) ...........  $736,855        $561,865            $443,645           $108,826          $89,428           $113,256
  Ratios of expenses to
    average net assets ...   1.00%(a)        1.00%(a)         1.00%(a)(b)           0.85%(a)         0.94%(a)        1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...........     4.59%           4.65%             5.04%(b)             2.85%            2.78%            2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)


                             GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO          NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                          ---------------------------------------------------  ---------------------------------------------------
                                                             FOR THE PERIOD                                        FOR THE PERIOD
                               FOR THE          FOR THE       JUNE 12, 1995        FOR THE          FOR THE         JUNE 9, 1995
                                YEAR              YEAR       (COMMENCEMENT          YEAR             YEAR          (COMMENCEMENT
                                ENDED             ENDED     OF OPERATIONS) TO       ENDED            ENDED       OF OPERATIONS) TO
                           AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995   AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                          ----------------  --------------- -----------------  ---------------  ---------------  -----------------
Net asset value,
  beginning of year ........  $   1.00          $   1.00        $   1.00          $   1.00          $   1.00          $   1.00
                              --------          --------        --------          --------          --------          --------
Income from investment
  operations:
Net investment income ......    0.0447           0.0456           0.0109            0.0276            0.0262            0.0062
                              --------          --------        --------          --------          --------          --------
   Total from investment
     operations ............    0.0447            0.0456          0.0109            0.0276            0.0262            0.0062
                              --------          --------        --------          --------          --------          --------
Less distributions
  Dividends (from net
    investment
    income) ................   (0.0447)          (0.0456)        (0.0109)          (0.0276)          (0.0262)          (0.0062)

   Total distributions .....   (0.0447)          (0.0456)        (0.0109)          (0.0276)          (0.0262)          (0.0062)
                              --------          --------        --------          --------          --------          --------
Net asset value,
  end of year ..............  $   1.00          $   1.00        $   1.00          $   1.00          $   1.00          $   1.00
                              ========          ========        ========          ========          ========          ========
Total Return ...............     4.56%             4.66%         5.03%(b)            2.80%             2.65%           2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) .............  $352,950          $306,757        $302,585           $30,442           $20,032           $14,671
  Ratios of expenses to
    average net assets .....   1.00%(a)          1.00%(a)     1.00%(a)(b)           .80%(a)           .93%(a)       1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets .............     4.47%             4.56%         4.91%(b)            2.76%             2.62%           2.68%(b)

(a) For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23%, 1.25% and 1.28% for the years ended August 31, 1997, 1996 and 1995 respectively. For the New York Municipal Money Markey Portfolio, the ratio of expenses to average net assets would have been 1.13%, 1.25% and 1.28% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                           MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                    FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                                ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year ...........    $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ----------       ----------        ----------       ----------       ----------
Income from investment operations:
  Net investment income ......................        0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
     Total from investment operations ........        0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
Less distributions
  Dividends (from net investment income) .....       (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
     Total distributions .....................       (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
Net asset value, end of year .................    $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ==========       ==========        ==========       ==========       ==========
Total Return .................................         5.22%            5.30%             5.57%            3.39%            3.08%
Ratios /Supplemental Data
  Net assets, end of year (000) ..............      $570,018         $524,359          $441,614         $373,745         $190,794
  Ratios of expenses to average net assets ...        .49%(a)          .48%(a)           .39%(a)          .39%(a)          .34%(a)
  Ratios of net investment income to
   average net assets ........................         5.10%            5.18%             5.43%            3.34%            3.04%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60% and .60% for the years ended August 31, 1997, 1996, 1995,
     1994 and 1993, respectively.

NOTE 7. SUBSEQUENT EVENT:

     On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares were liquidated.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1997 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market and New York Municipal Money Market Portfolios were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 49% and 17% of such dividends for the Municipal Money Market and the New York Municipal Money Market Portfolios, respectively, were attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1998, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market and New York Municipal Money Market Portfolios in 1997. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.